Condensed Financial Statements of Unity Bancorp, Inc. (Parent Company Only)	12 Months Ended
Dec. 31, 2011
Condensed Financial Statements of Unity Bancorp, Inc. (Parente Company Only)
Condensed Financial Statements of Unity Bancorp, Inc. (Parent Company Only)
21. Condensed Financial Statements of Unity Bancorp, Inc. (Parent Company Only)

Balance Sheets
	December 31,
(In thousands)	2011	2010
ASSETS:
Cash and cash equivalents	$3,475	$4,056
Securities available for sale	88	98
Capital note due from Bank	8,500	8,500
Investment in subsidiaries	76,698	72,888
Other assets	500	669
Total Assets	$89,261	$86,211
LIABILITIES AND SHAREHOLDERS' EQUITY:
Other liabilities	$238	$661
Other borrowings	15,465	15,465
Shareholders' equity	73,558	70,085
Total Liabilities and Shareholders' Equity	$89,261	$86,211

Statements of Income
	Years ended December 31,
(In thousands)	2011	2010
Interest income	$749	$746
Interest expense	757	862
Net interest expense	(8)	(116)
Other expenses	21	21
Loss before income tax benefit and equity in undistributed net income of subsidiary	(29)	(137)
Income tax benefit	(11)	(45)
Loss before equity in undistributed net income of subsidiary	(18)	(92)
Equity in undistributed net income of subsidiary	2,564	2,332
Net income	2,546	2,240
Preferred stock dividends and discount accretion	1,558	1,520
Income available to common shareholders	$988	$720

Statements of Cash Flows
	Years ended December 31,
(In thousands)	2011	2010
OPERATING ACTIVITIES:
Net income	$2,546	$2,240
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Equity in undistributed net income of subsidiary	(2,564)	(2,332)
Net change in other assets and liabilities	23	9
Net cash provided by (used in) operating activities	5	(83)
FINANCING ACTIVITIES:
Proceeds from exercise of common stock	446	94
Cash dividends paid on preferred stock	(1,032)	(1,032)
Net cash used in financing activities	(586)	(938)
Decrease in cash and cash equivalents	(581)	(1,021)
Cash and cash equivalents at beginning of year	4,056	5,077
Cash and cash equivalents at end of year	$3,475	$4,056
SUPPLEMENTAL DISCLOSURES:
Interest paid	$757	$860